Property Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($) MW GW	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2023 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from the sale of property, plant and equipment	$ 33,979,203	$ 1,482,597	$ 18,197,075
Retirements Property Plant And Equipment	2,851,681	57,746,856
Additions to property plant and equipment, investments in operating plants and new projects	737,010,157	1,012,882,679
Capitalized financial expenses in works in progress	81,447,057	83,292,276	61,513,684
Capitalized personnel expenses in work-in-progress	39,629,466	44,569,685	31,157,196
Carrying amount	6,850,184,820	6,572,353,994	6,110,688,761
Cash disbursements	1,820,862,146	2,233,139,570
Contractual commitments for the acquisition of property, plants and equipment	126,041,911	36,236,061
Property, plant and equipment pledged as security for liabilities	0	0
Additional impairment loss recognised			28,773,083
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Retirements Property Plant And Equipment	462,771	52,937,466
Additions to property plant and equipment, investments in operating plants and new projects	734,471,374	1,010,059,037
Carrying amount	2,471,906,134	3,099,937,769	2,404,299,833
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Investment on property plant and equipment, maintenance to plants	2,471,906,134	3,099,937,769
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 1,064,200,511	919,548,128
Installed capacity of power plant | MW	150
Cerro Pabelln, Sol de Lila, Domeyko, Valle del Sol, Campos del Sol, Sierra Gorda Solar, El Manzano and La Cabaa projects[Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 585,443,444	1,801,784,315
Installed capacity of power plant | GW	1.35
Cerro Pabelln, Guanchoi, Azabache, Valles de Sol, Campos del Sol, and Renaico [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	$ 1,076,696,001
Installed capacity of power plant | GW	1.22
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment			$ 2,014,684
Huasco Power Plant
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from the sale of property, plant and equipment	$ 5,318,040
Proceeds (losses) from sales of other property, plant and equipment	3,808,947
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount	169,052,263	174,653,435
Enel Green Power Chile Ltda. [Member] | EI Tatio Geothermal Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen	29,887,851
Enel Generacin Chile S.A. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen		$ 22,912,146
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks	964,674,350			€ 1,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	385,869,740			400
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount	$ 19,293,487			€ 20
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	5.29%	5.93%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate	6.08%	6.17%